Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Loans, net of allowance for credit losses of $39,813 and $39,632, respectively	$ 3,113,796,000	$ 2,444,282,000
Available-for-sale securities, at market (amortized cost $972,315 and $906,135, respectively)	822,812,000	897,585,000
Loans held for sale	3,355,000	11,843,000
Interest bearing deposits	78,694,000	400,940,000
Federal funds sold	308,000	27,055,000
Restricted equity securities, at cost	4,357,000	5,089,000
Total earning assets	4,023,322,000	3,786,794,000
Cash and due from banks	25,787,000	25,423,000
Premises and equipment, net	62,031,000	62,846,000
Accrued interest receivable	11,397,000	7,641,000
Deferred income taxes	51,323,000	12,792,000
Bank owned life insurance	58,007,000	46,206,000
Goodwill	4,805,000	4,805,000
Other assets	48,978,000	43,089,000
Total assets	4,285,650,000	3,989,596,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Noninterest-bearing	414,905,000	433,500,000
Interest bearing	3,477,800,000	3,121,571,000
Total deposits	3,892,705,000	3,555,071,000
Accrued interest and other liabilities	32,493,000	20,808,000
Total liabilities	3,925,198,000	3,575,879,000
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,472,181 and 11,201,504 shares issued and outstanding, respectively	22,944,000	22,403,000
Additional paid-in capital	122,298,000	105,177,000
Retained earnings	325,625,000	292,452,000
Noncontrolling interest in consolidated subsidiary	15,000	0
Accumulated other comprehensive losses, net of taxes of $39,073 and $2,235, respectively	(110,430,000)	(6,315,000)
Total stockholders’ equity	360,452,000	413,717,000
Total liabilities and stockholders’ equity	$ 4,285,650,000	$ 3,989,596,000